SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN VARIABLE ANNUITY FUNDS

I.              Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Evergreen VA Core Bond Fund (each, a “Fund”)

Effective December 11, 2009, each Fund is managed by Troy Ludgood, Thomas O’Connor, CFA, and Lynne A. Royer. Accordingly, the section entitled “PORTFOLIO MANAGERS” in each Fund’s Statement of Additional Information is revised to remove references to William Stevens.

December 11, 2009                                                                                                                                                               585744 (12/09)